INVENTORIES	12 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

6.           INVENTORIES

Inventories consist of the following:

	September 30,
	2018	2019
	RMB	RMB
Low value supplies	2,063	—
Parent seeds	81	—
Work in progress	79,803	28,527
	81,947	28,527

No inventories have been pledged as collateral for bank loans as of September 30, 2018 and 2019.  Written-off of provision for inventories for the years ended September 30, 2018 and 2019 were RMB13,601 and RMB5,973 respectively.